Investment securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments [Table Text Block]
Following is a summary of such investments which are accounted for using the cost method as of December 31, 2012 and 2013:

	December 31,
	2012	2013

	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	625
Chi Lin Technology Co. Ltd.	432	432
Jetronics International Corp.	1,600	1,600
C Company	8,962	8,962
S Company	-	5,189
L Company	-	4,000
eTurboTouch Technology Inc.	477	477
Oculon Optoelectronics Inc.	309	309
Shinyoptics Corp.	283	283
	$12,688	21,877